Acquisitions - Investments in affiliates and joint ventures (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Payment to sellers		$ 0	$ 11,728
Nuna Logistics Limited
Schedule of Equity Method Investments [Line Items]
Payment to sellers	$ 41,500
Transaction costs	$ 1,300
Ownership percentage	49.00%
Current assets
Cash	$ 10,939
Accounts receivable, net	13,234
Contract assets	3,089
Inventories	3,926
Prepaid expenses and deposits	304
Current assets	31,492
Property, plant and equipment	15,962
Other assets	1,375
Investment in affiliates and joint ventures	11,728
Total Assets	60,557
Liabilities
Accounts payable	10,604
Accrued liabilities	1,136
Contract liabilities	360
Current liabilities	12,100
Long-term debt (including current portion)	3,127
Finance lease obligation (formally capital lease obligation, including current portion)	542
Deferred tax liabilities	1,938
Total Liabilities	17,707
Net assets acquired	$ 42,850
Nuna Logistics Limited | Kitikmeot Corporation
Schedule of Equity Method Investments [Line Items]
Ownership percentage	51.00%
Nuna East Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	37.25%	37.25%
Nuna West Mining Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%	49.00%
Nuna Pang Contracting Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	37.25%	37.25%
Nuna Logistics Partnership
Schedule of Equity Method Investments [Line Items]
Payment to sellers		$ 37,025	$ 0
Ownership percentage	49.00%	49.00%